Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net earnings (losses)	$ 2,973	$ 3,050
Add back income taxes	995	1,069
Earnings before income taxes	$ 3,968	$ 4,119
Applicable statutory tax rate	27.00%	27.10%
Income taxes computed at applicable statutory rates	$ (1,071)	$ (1,116)
Non-taxable portion of losses on investments	(9)	(1)
Uncertain tax positions	68	16
Effect of change in provincial corporate tax rate	0	(3)
Change in estimate relating to prior periods	20	51
Non-taxable portion of equity losses	(10)	(10)
Other	7	(6)
Total income taxes	$ (995)	$ (1,069)
Average effective tax rate	25.10%	25.90%